Segment Information - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 104,374	$ 138,645
Restricted cash	139,398	29,315
Loans and investments, net	2,579,127	1,695,732
Loans held-for-sale, net	297,443	673,367
Capitalized mortgage servicing rights, net	252,608	227,743
Securities held-to-maturity	27,837
Investments in equity affiliates	23,653	33,949
Goodwill and other intangible assets	121,766	97,490
Other assets	79,739	74,545
Total assets	3,625,945	2,970,786
Liabilities:
Debt obligations	2,531,236	2,018,118
Allowance for loss-sharing obligations	30,511	32,408
Other liabilities	199,642	173,222
Total liabilities	2,761,389	2,223,748
Other / Eliminations
Liabilities:
Debt obligations	50,000	50,000
Other liabilities	1,009	1,218
Total liabilities	51,009	51,218
Structured Business | Operating segments
Assets:
Cash and cash equivalents	37,056	103,156
Restricted cash	139,398	16,230
Loans and investments, net	2,579,127	1,695,732
Investments in equity affiliates	23,653	33,949
Goodwill and other intangible assets	12,500
Other assets	66,227	63,351
Total assets	2,857,961	1,912,418
Liabilities:
Debt obligations	2,189,700	1,307,974
Other liabilities	155,814	133,788
Total liabilities	2,345,514	1,441,762
Agency Business | Operating segments
Assets:
Cash and cash equivalents	67,318	35,489
Restricted cash		13,085
Loans held-for-sale, net	297,443	673,367
Capitalized mortgage servicing rights, net	252,608	227,743
Securities held-to-maturity	27,837
Goodwill and other intangible assets	109,266	97,490
Other assets	13,512	11,194
Total assets	767,984	1,058,368
Liabilities:
Debt obligations	291,536	660,144
Allowance for loss-sharing obligations	30,511	32,408
Other liabilities	42,819	38,216
Total liabilities	$ 364,866	$ 730,768